STOCK-BASED AWARDS (Tables)	1 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Arrangement, Option, Activity

	Outstanding Options
			Weighted-
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual	Intrinsic Value
	Options	Price	Term	(in thousands)
Balance—December 31, 2019	69,305,845	$0.60	6.3	$21,236
Options granted	23,820,351	1.16
Options exercised	(7,502,955)	0.43
Options canceled	(14,947,923)	0.44
Balance—December 31, 2020	70,675,318	$0.84	7.8	$118,155
Options granted	8,402,925	2.85
Options exercised	(11,076,026)	0.74
Options canceled	(3,882,315)	1.55
Balance—December 31, 2021	64,119,902	$1.08	6.6	$2,370,666
Options vested and exercisable December 31, 2021	42,924,175	$0.79	5.6	$1,599,512

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Year ended December 31,
	2021	2020	2019
Weighted average volatility	48.4%	59.0%	42.8%
Expected term (in years)	6.6	5.9	5.5
Risk-free interest rate	1.45%	0.75%	2.11%
Expected dividends	$—	$—	$—

Schedule of Nonvested Restricted Stock Units Activity

A summary of RSU award activity is as follows:

	Restricted Stock Units
				Weighted-
	Time-	Performance-		Average Grant-
	Based Shares	Based Shares	Total Shares	Date Fair Value
Nonvested balance as of December 31, 2020	—	—	—	$—
Granted	34,067,889	16,024,411	50,092,300	20.52
Vested	(1,068,049)	—	(1,068,049)	21.13
Cancelled/Forfeited	(789,640)	—	(789,640)	24.84
Nonvested balance as of December 31, 2021	32,210,200	16,024,411	48,234,611	$20.45

Schedule of Share-based Compensation Arrangements by Share-based Payment Award

Weighted average volatility	60.0%
Expected term (in years)	5.0
Risk-free interest rate	0.9%
Expected dividends	—

Schedule of Share-based Payment Arrangement, Expensed and Capitalized, Amount

Total employee and nonemployee stock-based compensation expense for the year ended December 31, 2021, 2020 and 2019, is classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$8,737	$213	$443
Research and development	137,303	3,724	4,770
Selling, general and administrative	370,717	677	2,506
Total	$516,757	$4,614	$7,719